Intangible Assets, Net (Details) - Schedule of estimated amortization expense for all intangible assets - Amortization [Member]	Dec. 31, 2021 USD ($)
Intangible Assets, Net (Details) - Schedule of estimated amortization expense for all intangible assets [Line Items]
2022	$ 3,467
2023	3,467
2024	3,467
2025	3,467
Thereafter	17,049
Total	$ 30,917